Convertible Bonds (Details) - Jan. 16, 2026 - Convertible Bonds [Member] $ in Thousands	USD ($)	ILS (₪)
Convertible Bonds [Line Items]
Principal amount | ₪		₪ 836,842
Debt voluntarily redeemed | $	$ 230